UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
September 30, 2018
MFS®  Prudent Investor Fund

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 48.6%
Apparel Manufacturers – 1.6%
Adidas AG	1,027	$ 251,477
Business Services – 2.7%
Accenture PLC, “A”	1,576	$ 268,235
Compass Group PLC	6,717	149,360
		$ 417,595
Computer Software – 3.1%
Cadence Design Systems, Inc. (a)	4,968	$ 225,150
Check Point Software Technologies Ltd. (a)	2,168	255,108
		$ 480,258
Computer Software - Systems – 3.3%
Amadeus IT Group S.A.	2,480	$ 230,410
Constellation Software, Inc.	384	282,391
		$ 512,801
Consumer Products – 5.3%
Colgate-Palmolive Co.	5,172	$ 346,265
Henkel AG & Co. KGaA	1,440	152,896
Kao Corp.	4,100	331,046
		$ 830,207
Electronics – 2.6%
Kyocera Corp.	3,100	$ 186,076
Texas Instruments, Inc.	2,055	220,481
		$ 406,557
Food & Beverages – 2.8%
Nestle S.A.	5,282	$ 440,364
Insurance – 1.2%
Swiss Re Ltd.	1,981	$ 182,880
Internet – 4.6%
Alphabet, Inc., “A” (a)	360	$ 434,549
Facebook, Inc., “A” (a)	1,748	287,476
		$ 722,025
Medical & Health Technology & Services – 0.8%
Premier, Inc., “A” (a)	2,812	$ 128,733
Network & Telecom – 1.8%
LM Ericsson Telephone Co., “B”	32,121	$ 285,090
Printing & Publishing – 1.4%
RELX PLC	10,579	$ 222,256
Real Estate – 8.3%
Deutsche Wohnen SE	7,081	$ 339,708
LEG Immobilien AG	5,471	649,503
Vonovia SE, REIT	6,363	310,877
		$ 1,300,088

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.0%
Costco Wholesale Corp.	2,341	$ 549,854
Just Eat PLC (a)	27,228	237,847
		$ 787,701
Telecommunications - Wireless – 2.4%
KDDI Corp.	13,800	$ 381,255
Trucking – 1.7%
Yamato Holdings Co. Ltd.	8,600	$ 264,010
Total Common Stocks		$ 7,613,297
Bonds – 32.2%
Broadcasting – 1.6%
Netflix, Inc., 4.875%, 4/15/2028 (n)	$140,000	$ 131,600
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	130,000	126,750
		$ 258,350
Building – 1.6%
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	$115,000	$ 115,862
Standard Industries, Inc., 6%, 10/15/2025 (n)	130,000	132,925
		$ 248,787
Business Services – 0.9%
Equinix, Inc., 5.375%, 5/15/2027	$135,000	$ 135,000
Conglomerates – 0.8%
EnerSys, 5%, 4/30/2023 (n)	$120,000	$ 121,200
Consumer Products – 0.8%
Coty, Inc., 6.5%, 4/15/2026 (n)	$130,000	$ 121,144
Entertainment – 0.8%
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)	$130,000	$ 128,700
Medical Equipment – 0.8%
Teleflex, Inc., 5.25%, 6/15/2024	$130,000	$ 133,575
Network & Telecom – 0.8%
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	$130,000	$ 130,000
Real Estate - Healthcare – 0.8%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$125,000	$ 124,219
Telecommunications - Wireless – 0.9%
SBA Communications Corp., 4.875%, 9/01/2024	$140,000	$ 138,425
U.S. Treasury Obligations – 22.4%
U.S. Treasury Notes, 1.625%, 3/31/2019	$445,000	$ 443,244
U.S. Treasury Notes, 1.625%, 6/30/2019	445,000	442,010
U.S. Treasury Notes, 1.75%, 9/30/2019	445,000	441,002
U.S. Treasury Notes, 1.875%, 12/31/2019	445,000	440,411
U.S. Treasury Notes, 1.625%, 3/15/2020	445,000	437,891
U.S. Treasury Notes, 1.875%, 6/30/2020	445,000	437,977
U.S. Treasury Notes, 2%, 9/30/2020	440,000	432,936

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.375%, 12/31/2020	$435,000	$ 430,531
		$ 3,506,002
Total Bonds		$ 5,045,402
Preferred Stocks – 1.2%
Electronics – 1.2%
Samsung Electronics Co. Ltd.	5,523	$ 188,457
Investment Companies (h) – 17.1%
Money Market Funds – 17.1%
MFS Institutional Money Market Portfolio, 2.09% (v)	2,675,276	$ 2,675,008
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.4%
Market Index Securities – 0.4%
Russell 2000 Index – December 2018 @ $1,400	Put	Goldman Sachs International	$169,657	1	$ 350
Russell 2000 Index – December 2018 @ $1,300	Put	Goldman Sachs International	169,657	1	200
Russell 2000 Index – June 2019 @ $1,300	Put	Goldman Sachs International	169,657	1	1,260
Russell 2000 Index – June 2019 @ $1,350	Put	Goldman Sachs International	169,657	1	1,600
Russell 2000 Index – December 2019 @ $1,200	Put	Goldman Sachs International	169,657	1	1,510
Russell 2000 Index – December 2019 @ $1,400	Put	Goldman Sachs International	169,657	1	3,530
Russell 2000 Index – December 2019 @ $1,350	Put	Merrill Lynch International	169,657	1	2,890
Russell 2000 Index – December 2019 @ $1,250	Put	Goldman Sachs International	169,657	1	1,890
Russell 2000 Index – June 2020 @ $1,300	Put	Goldman Sachs International	169,657	1	3,390
Russell 2000 Index – June 2020 @ $1,400	Put	Merrill Lynch International	169,657	1	4,900
Russell 2000 Index – December 2020 @ $1,300	Put	Goldman Sachs International	169,657	1	4,550
Russell 2000 Index – December 2020 @ $1,200	Put	Merrill Lynch International	169,657	1	3,190
Russell 2000 Index – December 2020 @ $1,250	Put	Merrill Lynch International	169,657	1	3,830
S&P 500 Index – December 2018 @ $2,400	Put	Goldman Sachs International	291,398	1	596
S&P 500 Index – June 2019 @ $2,100	Put	Goldman Sachs International	291,398	1	1,440
S&P 500 Index – December 2019 @ $2,000	Put	Goldman Sachs International	582,796	2	4,420
S&P 500 Index – December 2019 @ $2,100	Put	Goldman Sachs International	291,398	1	2,900
S&P 500 Index – June 2020 @ $2,000	Put	Goldman Sachs International	291,398	1	3,390
S&P 500 Index – June 2020 @ $2,100	Put	Goldman Sachs International	291,398	1	4,220
S&P 500 Index – December 2020 @ $2,000	Put	Morgan Stanley Capital Services, Inc.	291,398	100	4,470
S&P/ASX 200 Index – December 2018 @ AUD 4,800	Put	Goldman Sachs International	448,716	10	281
S&P/ASX 200 Index – June 2019 @ AUD 4,800	Put	Goldman Sachs International	448,716	10	1,946
S&P/ASX 200 Index – September 2019 @ AUD 5,000	Put	Morgan Stanley Capital Services, Inc.	224,358	50	2,136
S&P/ASX 200 Index – September 2019 @ AUD 4,800	Put	Morgan Stanley Capital Services, Inc.	179,487	40	1,279
S&P/ASX 200 Index – December 2019 @ AUD 5,200	Put	Goldman Sachs International	224,358	5	3,775
S&P/ASX 200 Index – December 2019 @ AUD 5,000	Put	Morgan Stanley Capital Services, Inc.	224,358	50	2,931
Total Purchased Options					$66,874
Other Assets, Less Liabilities – 0.5%	82,118
Net Assets – 100.0%	$15,671,156
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,675,008 and $12,914,030, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,008,181, representing 6.4% of net assets.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
Derivative Contracts at 9/30/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	65,318	EUR	55,000	Citibank N.A.	11/13/2018	$1,243
USD	363,161	EUR	302,000	Morgan Stanley Capital Services, Inc.	11/13/2018	11,334
USD	37,534	JPY	4,100,000	Goldman Sachs International	11/13/2018	1,335
USD	246,302	JPY	26,660,000	Morgan Stanley Capital Services, Inc.	11/13/2018	10,924
						$24,836
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,460,744	$54,526	$—	$2,515,270
Germany	1,704,460	—	—	1,704,460
Japan	1,162,387	—	—	1,162,387
Switzerland	623,244	—	—	623,244
United Kingdom	387,206	—	—	387,206
Sweden	285,090	—	—	285,090
Canada	282,391	—	—	282,391
Israel	255,109	—	—	255,109
Spain	230,410	—	—	230,410
Other Countries	410,713	12,348	—	423,061
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	3,506,002	—	3,506,002
U.S. Corporate Bonds	—	1,539,400	—	1,539,400
Mutual Funds	2,675,008	—	—	2,675,008
Total	$10,476,762	$5,112,276	$—	$15,589,038
Other Financial Instruments
Forward Currency Contracts - Assets	$—	$24,836	$—	$24,836
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,020,572	1,080,146	(1,425,442)	2,675,276
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$62	$(302)	$—	$13,778	$2,675,008

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
United States	66.7%
Germany	10.9%
Japan	7.4%
Switzerland	4.0%
United Kingdom	2.5%
Sweden	1.8%
Canada	1.8%
Israel	1.6%
Spain	1.5%
Other Countries	1.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 15, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2018

*	Print name and title of each signing officer under his or her signature.